Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Income Portfolio℠
September 30, 2023
VIPFINC-NPRT3-1123
1.822341.118
Domestic Equity Funds - 5.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	14,099	633,897
VIP Equity-Income Portfolio Initial Class (a)	21,671	519,230
VIP Growth & Income Portfolio Initial Class (a)	27,359	709,407
VIP Growth Portfolio Initial Class (a)	12,254	1,043,816
VIP Mid Cap Portfolio Initial Class (a)	4,867	164,450
VIP Value Portfolio Initial Class (a)	20,291	367,675
VIP Value Strategies Portfolio Initial Class (a)	11,837	183,234
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,354,236)		3,621,709

International Equity Funds - 12.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	345,360	3,425,971
VIP Overseas Portfolio Initial Class (a)	179,996	4,163,310
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,468,893)		7,589,281

Bond Funds - 63.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,186,786	10,621,731
Fidelity International Bond Index Fund (a)	179,137	1,590,740
Fidelity Long-Term Treasury Bond Index Fund (a)	229,649	2,092,106
VIP High Income Portfolio Initial Class (a)	224,214	1,026,900
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,586,329	23,820,093
TOTAL BOND FUNDS (Cost $43,135,960)		39,151,570

Short-Term Funds - 18.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $11,754,806)	11,754,806	11,754,806

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $63,713,895)	62,117,366
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,331)
NET ASSETS - 100.0%	62,113,035

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,944,412	1,822,627	2,061,932	9,453	(74,920)	(8,456)	10,621,731
Fidelity International Bond Index Fund	1,630,025	284,911	337,034	19,134	(1,542)	14,380	1,590,740
Fidelity Long-Term Treasury Bond Index Fund	2,325,613	808,273	857,475	48,272	(127,020)	(57,285)	2,092,106
VIP Contrafund Portfolio Initial Class	636,118	160,854	276,084	6,156	18,758	94,251	633,897
VIP Emerging Markets Portfolio Initial Class	3,796,226	1,328,676	1,781,403	5,969	(61,021)	143,493	3,425,971
VIP Equity-Income Portfolio Initial Class	569,993	133,684	195,115	-	9,509	1,159	519,230
VIP Government Money Market Portfolio Initial Class 5.09%	12,614,424	3,364,250	4,223,868	440,266	-	-	11,754,806
VIP Growth & Income Portfolio Initial Class	737,590	180,610	267,684	2,681	21,084	37,807	709,407
VIP Growth Portfolio Initial Class	999,040	285,506	428,114	6,714	23,326	164,058	1,043,816
VIP High Income Portfolio Initial Class	1,055,901	155,445	224,382	709	(3,028)	42,964	1,026,900
VIP Investment Grade Bond II Portfolio - Initial Class	23,473,593	4,855,649	4,281,779	7,531	(18,930)	(208,440)	23,820,093
VIP Mid Cap Portfolio Initial Class	177,905	36,161	56,340	414	3,572	3,152	164,450
VIP Overseas Portfolio Initial Class	4,238,514	928,349	1,304,361	-	5,330	295,478	4,163,310
VIP Value Portfolio Initial Class	411,018	78,686	155,929	-	25,143	8,757	367,675
VIP Value Strategies Portfolio Initial Class	203,736	36,992	73,390	487	12,125	3,771	183,234
	63,814,108	14,460,673	16,524,890	547,786	(167,614)	535,089	62,117,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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